United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/14

Date of Reporting Period: Quarter ended 12/31/13

Item 1. Schedule of Investments

Federated Clover Small Value Fund
Portfolio of Investments
December 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—96.8%
		Consumer Discretionary—9.7%
136,200		Cinemark Holdings, Inc.	$4,539,546
188,100	[1]	CROCs, Inc.	2,994,552
91,900	[1]	Deckers Outdoor Corp.	7,761,874
52,025		Group 1 Automotive, Inc.	3,694,815
72,725	[1]	HomeAway Inc.	2,972,998
90,850	[1]	Imax Corp.	2,678,258
270,225		KB HOME	4,939,713
119,150		Lions Gate Entertainment Corp.	3,772,289
99,825		National CineMedia, Inc.	1,992,507
301,800	[1]	Orient-Express Hotel Ltd., Class A	4,560,198
90,875		Rent-A-Center, Inc.	3,029,773
178,000	[1]	Select Comfort Corp.	3,754,020
131,100	[1]	Skechers USA, Inc., Class A	4,343,343
249,075		Spartan Motors, Inc.	1,668,803
87,575	[1]	Tenneco Automotive, Inc.	4,954,118
50,950		Vail Resorts, Inc.	3,832,968
51,150		World Wrestling Entertainment, Inc.	848,067
		TOTAL	62,337,842
		Consumer Staples—3.1%
48,817		Cal-Maine Foods, Inc.	2,940,248
150,275		Hillshire Brands Co.	5,025,196
156,725		Pinnacle Foods, Inc.	4,303,669
341,025	[1]	White Wave Foods Co.	7,823,113
		TOTAL	20,092,226
		Energy—6.7%
301,050	[1]	Bill Barrett Corp.	8,062,119
57,775	[1]	Dril-Quip, Inc.	6,351,206
155,650	[1]	Exterran Holdings, Inc.	5,323,230
76,100	[1]	PDC Energy, Inc.	4,050,042
61,200		SM Energy Co.	5,086,332
181,525		Teekay Corp.	8,715,015
572,375	[1]	Willbros. Group, Inc.	5,391,772
		TOTAL	42,979,716
		Financials—32.3%
232,625	[1]	American Capital Ltd.	3,638,255
251,925		American Equity Investment Life Holding Co.	6,645,781
166,166		Argo Group International Holdings Ltd.	7,725,057
216,250		Associated Estates Realty Corp.	3,470,813
476,700		CNO Financial Group, Inc.	8,432,823
237,000	[1]	Capital Bank Financial Corp.	5,391,750
75,550		City Holding Co.	3,500,232
155,625		East West Bancorp, Inc.	5,442,206
580,495		FNB Corp. (PA)	7,325,847
905,825		FelCor Lodging Trust, Inc.	7,391,532
285,025	[1]	Fidelity & Guaranty Life	5,398,374
391,725		First Potomac Realty Trust	4,555,762
218,375		FirstMerit Corp.	4,854,476
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
282,888		Flushing Financial Corp.	$5,855,782
138,850		Hanover Insurance Group, Inc.	8,290,733
81,305		Independent Bank Corp.- Massachusetts	3,186,343
206,075		Investors Bancorp, Inc.	5,271,399
90,345		LTC Properties, Inc.	3,197,310
217,100		LaSalle Hotel Properties	6,699,706
660,525		Lexington Realty Trust	6,743,960
663,285		MFA Mortgage Investments, Inc.	4,682,792
452,220		Maiden Holdings Ltd.	4,942,765
875,300		New Residential Investment Corp.	5,847,004
688,850		Northstar Realty Finance Corp.	9,265,032
117,350	[1]	PHH Corp.	2,857,473
162,750		PacWest Bancorp	6,871,305
130,525	[1]	Popular, Inc.	3,749,983
50,850		ProAssurance Corp.	2,465,208
332,250		Radian Group, Inc.	4,691,370
429,125		Starwood Property Trust, Inc.	11,886,762
149,410		Sun Communities, Inc.	6,370,842
578,025		Susquehanna Bankshares, Inc.	7,421,841
815,700		Synovus Financial Corp.	2,936,520
61,525		WSFS Financial Corp.	4,770,033
368,625		Webster Financial Corp. Waterbury	11,493,727
94,775		Wintrust Financial Corp.	4,371,023
		TOTAL	207,641,821
		Health Care—6.9%
91,425	[1]	Alere, Inc.	3,309,585
90,175	[1]	Alkermes, Inc.	3,666,516
149,025	[1]	Bruker Corp.	2,946,224
49,200	[1]	Cubist Pharmaceuticals, Inc.	3,388,404
127,686	[1]	Cynosure, Inc., Class A	3,406,662
65,550	[1]	Impax Laboratories, Inc.	1,647,927
113,725	[1]	InterMune, Inc.	1,675,169
61,505	[1]	Magellan Health Services, Inc.	3,684,765
90,200	[1]	Medicines Co.	3,483,524
221,562	[1]	Merit Medical Systems, Inc.	3,487,386
156,600	[1]	Tornier NV	2,942,514
54,475		Universal Health Services, Inc., Class B	4,426,638
218,825	[1]	Wright Medical Group, Inc.	6,720,116
		TOTAL	44,785,430
		Industrials—12.6%
484,450	[1]	Acco Brands Corp.	3,255,504
147,020		Barnes Group, Inc.	5,632,336
131,950		Con-way, Inc.	5,239,735
107,375		Curtiss Wright Corp.	6,681,946
72,590	[1]	Esterline Technologies Corp.	7,401,276
163,350	[1]	Foster Wheeler AG	5,393,817
138,800		General Cable Corp.	4,082,108
163,950		Manitowoc, Inc.	3,823,314
130,150		Terex Corp.	5,464,999
121,125		Trinity Industries, Inc.	6,603,735
50,525		Triumph Group, Inc.	3,843,437
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
183,650	[1]	TrueBlue, Inc.	$4,734,497
111,150	[1]	USG Corp.	3,154,437
42,250		Unifirst Corp.	4,520,750
80,300	[1]	United Rentals, Inc.	6,259,385
386,375	[1]	Wabash National Corp.	4,771,731
		TOTAL	80,863,007
		Information Technology—10.3%
165,175	[1]	Advanced Energy Industries, Inc.	3,775,900
57,175	[1]	Anixter International, Inc.	5,136,602
89,990		Black Box Corp.	2,681,702
357,575		Brooks Automation, Inc.	3,750,962
79,710		CSG Systems International, Inc.	2,343,474
122,070		CTS Corp.	2,430,414
356,325	[1]	Cypress Semiconductor Corp.	3,741,412
322,900	[1]	Fairchild Semiconductor International, Inc., Class A	4,310,715
246,736	[1]	Finisar Corp.	5,901,925
95,147	[1]	Insight Enterprises, Inc.	2,160,788
44,460		j2 Global, Inc.	2,223,445
510,500	[1]	Lattice Semiconductor Corp.	2,812,855
116,450		MKS Instruments, Inc.	3,486,513
2,346,400	[1]	Quantum Corp.	2,815,680
198,975	[1]	Sanmina Corp.	3,322,883
300,825	[1]	SeaChange International, Inc.	3,658,032
112,175		Tessera Technologies, Inc.	2,210,969
124,400	[1]	Unisys Corp.	4,176,108
66,325	[1]	Verint Systems, Inc.	2,847,996
37,775	[1]	ViaSat, Inc.	2,366,604
		TOTAL	66,154,979
		Materials—8.8%
165,625		Allegheny Technologies, Inc.	5,901,219
560,450		AuRico Gold, Inc.	2,051,247
173,600		Axiall Corp.	8,235,584
86,500		Cabot Corp.	4,446,100
149,725	[1]	Coeur Mining, Inc.	1,624,516
325,525		Huntsman Corp.	8,007,915
136,500	[1]	Kapstone Paper and Packaging Corp.	7,624,890
216,675	[1]	Louisiana-Pacific Corp.	4,010,654
134,125	[1]	OM Group, Inc.	4,883,491
446,025	[1]	Stillwater Mining Co.	5,503,948
157,975		United States Steel Corp.	4,660,263
		TOTAL	56,949,827
		Telecommunication Services—0.4%
385,325	[1]	Iridium Communications, Inc.	2,412,135
		Utilities—6.0%
179,300		Atmos Energy Corp.	8,143,806
199,725		Cleco Corp.	9,311,180
203,275		Idacorp, Inc.	10,537,776
354,200		Portland General Electric Co.	10,696,840
		TOTAL	38,689,602
		TOTAL COMMON STOCKS (IDENTIFIED COST $506,957,348)	622,906,585
3

Shares			Value
		INVESTMENT COMPANY—2.6%
16,582,701	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	$16,582,701
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $523,540,049)[4]	639,489,286
		OTHER ASSETS AND LIABILITIES - NET—0.6%[5]	3,677,420
		TOTAL NET ASSETS—100%	$643,166,706
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At December 31, 2013, the cost of investments for federal tax purposes was $523,540,049. The net unrealized appreciation of investments for federal tax purposes was $115,949,237. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $119,620,054 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,670,817.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
5
Federated Clover Value Fund
Portfolio of Investments
December 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—97.4%
		Consumer Discretionary—12.8%
1,015,000	[1]	General Motors Co.	$41,483,050
1,021,900	[1]	Liberty Interactive Corp.	29,992,765
1,474,300	[1]	MGM Resorts International	34,675,536
538,600		Macy's, Inc.	28,761,240
		TOTAL	134,912,591
		Consumer Staples—5.5%
0		Allegion PLC	15
318,600		CVS Caremark Corp.	22,802,202
1,005,000		Mondelez International, Inc.	35,476,500
		TOTAL	58,278,702
		Energy—14.1%
500,900	[1]	Bill Barrett Corp.	13,414,102
210,300		Chevron Corp.	26,268,573
501,800		Devon Energy Corp.	31,046,366
391,000		Halliburton Co.	19,843,250
768,800		Valero Energy Corp.	38,747,520
304,700	[1]	Whiting Petroleum Corp.	18,851,789
		TOTAL	148,171,600
		Financials—16.4%
1,026,400		American International Group, Inc.	52,397,720
284,300		Ameriprise Financial, Inc.	32,708,715
475,400		Citigroup, Inc.	24,773,094
852,619		Hartford Financial Services Group, Inc.	30,890,386
1,035,100		Morgan Stanley	32,460,736
		TOTAL	173,230,651
		Health Care—14.9%
775,700		Abbott Laboratories	29,732,581
486,200		AstraZeneca PLC, ADR	28,865,694
365,200		Johnson & Johnson	33,448,668
2,137,552		Pfizer, Inc.	65,473,218
		TOTAL	157,520,161
		Industrials—12.0%
302,200		Cummins, Inc.	42,601,134
630,400		Ingersoll-Rand PLC, Class A	38,832,640
1,970,500		Masco Corp.	44,868,285
		TOTAL	126,302,059
		Information Technology—12.8%
1,787,600		Corning, Inc.	31,855,032
848,500		Global Payments, Inc.	55,144,015
3,003,500		NVIDIA Corp.	48,116,070
		TOTAL	135,115,117
		Materials—2.4%
308,700		LyondellBasell Industries NV	24,782,436
		Telecommunication Services—2.8%
848,205		AT&T, Inc.	29,822,888
1

Shares			Value
		COMMON STOCKS—continued
		Utilities—3.7%
437,400		Sempra Energy	$39,261,024
		TOTAL COMMON STOCKS (IDENTIFIED COST $787,597,945)	1,027,397,244
		INVESTMENT COMPANY—2.6%
27,387,700	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	27,387,700
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $814,985,645)[4]	1,054,784,944
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	(140,924)
		TOTAL NET ASSETS—100%	$1,054,644,020
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At December 31, 2013, the cost of investments for federal tax purposes was $814,985,645. The net unrealized appreciation of investments for federal tax purposes was $239,799,299. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $243,205,989 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,406,690.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
3
Federated Prudent Bear Fund
Portfolio of Investments
December 31, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—3.5%
		Energy—0.2%
200,000	[1]	BNK Petroleum, Inc.	$320,075
500,000	[1]	Cub Energy, Inc.	108,261
20,000		Paramount Resources Ltd.	732,031
		TOTAL	1,160,367
		Materials—3.3%
3,500,000	[1]	Abacus Mining & Exploration Corp.	263,591
32,400		Agnico Eagle Mines Ltd.	854,712
12,662		Agnico Eagle Mines Ltd.	334,117
80,000		Alamos Gold, Inc.	969,263
575,000	[1]	Corvus Gold, Inc.	633,326
55,000	[1]	Detour Gold Corp.	212,285
419,396	[1]	Duluth Metals Ltd.	307,958
215,000	[1]	Dundee Precious Metals, Inc.	621,370
25,000		Franco-Nevada Corp.	1,018,828
57,100		Goldcorp, Inc., Class A	1,237,357
800,000	[1]	Gryphon Minerals, Ltd.	121,434
91,850	[1]	Imperial Metals Corp.	1,382,614
55,000	[1]	Kennady Diamonds, Inc.	271,311
200,000	[1]	Lydian International Ltd.	137,444
675,000	[1]	MacArthur Minerals Ltd.	95,317
75,000	[1]	Mag Silver Corp.	388,327
340,000		Medusa Mining Ltd.	619,316
225,833	[1]	Mountain Province Diamonds, Inc.	1,124,647
22,600		Newmont Mining Corp.	520,478
850,000	[1]	Orezone Gold Corp.	432,102
270,000	[1]	Osisko Mining Corp.	1,197,176
400,000		Panoramic Resources Ltd.	89,290
80,000	[1]	Pretium Resources, Inc.	412,709
507,166	[1]	Rackla Metals, Inc.	7,162
1,521,500	[1]	Radius Gold, Inc.	157,557
1,000,000	[1]	Romarco Minerals, Inc.	353,024
2		Silver Wheaton Corp.	40
100,000	[1]	Virginia Mines, Inc.	1,077,901
127,000		Yamana Gold, Inc.	1,094,740
		TOTAL	15,935,396
		TOTAL COMMON STOCKS (IDENTIFIED COST $30,017,741)	17,095,763
		WARRANTS—0.0%
		Materials—0.0%
15,625	[1]	Pan American Silver Corp., Warrants	385
56,471	[1]	Pan American Silver Corp., Warrants	141
		TOTAL WARRANTS (IDENTIFIED COST $578,135)	526
		U.S. TREASURY—92.9%
		U.S. Treasury Bills—41.1%
$100,000,000	[2,3]	United States Treasury Bill, 0.070%, 4/24/2014	99,979,800

Shares or Principal Amount			Value
		U.S. TREASURY—continued
		U.S. Treasury Bills—continued
$100,000,000	[2]	United States Treasury Bill, 0.090%, 6/19/2014	$99,960,370
		TOTAL	199,940,170
		U.S. Treasury Notes—51.8%
100,000,000		United States Treasury Note, 2.250%, 5/31/2014	100,873,530
150,000,000		United States Treasury Note, 4.000%, 2/15/2014	150,700,005
		TOTAL	251,573,535
		TOTAL U.S. TREASURY (IDENTIFIED COST $451,499,220)	451,513,705
		PURCHASED PUT Options—0.3%
1,600	[1]	Boeing Co., Strike Price $85.00, Expiration Date 1/18/2014	1,600
2,800	[1]	General Motors Co., Strike Price $30.00, Expiration Date 1/18/2014	8,400
300	[1]	General Motors Co., Strike Price $35.00, Expiration Date 1/18/2014	2,700
1,450	[1]	Goldman Sachs Group, Inc., Strike Price $140.00, Expiration Date 1/18/2014	13,775
4,000	[1]	iShares Russell 2000 Value ETF, Strike Price $92.00, Expiration Date 1/18/2014	12,000
6,400	[1]	Micron Technology, Inc., Strike Price $11.00, Expiration Date 1/18/2014	9,600
1,800	[1]	Moody's Corp., Strike Price $55.00, Expiration Date 1/18/2014	3,600
10,500	[1]	Morgan Stanley, Strike Price $21.00, Expiration Date 1/18/2014	21,000
800	[1]	Powershares QQQ NASDAQ 100 Shares, Strike Price $84.00, Expiration Date 1/18/2014	14,800
1,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $150.00, Expiration Date 3/22/2014	26,500
3,000	[1]	SPDR S&P 500 ETF Trust, Strike price $155.00, Expiration Date 3/22/2014	108,000
5,700	[1]	SPDR S&P 500 ETF Trust, Strike Price $155.00, Expiration Date 6/21/2014	715,350
2,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $162.00, Expiration Date 6/21/2014	373,000
800	[1]	SPDR S&P Regional Banking, Strike Price $38.00, Expiration Date 1/18/2014	7,200
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $8,913,798)	1,317,525
		INVESTMENT COMPANY—4.0%
19,457,182	[4,5]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	19,457,182
		TOTAL INVESTMENTS—100.7% (IDENTIFIED COST $510,466,076)[6]	489,384,701
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[7]	(3,386,633)
		TOTAL NET ASSETS—100%	$485,998,068
SECURITIES SOLD SHORT
Shares		Value
15,000	Accenture PLC	$1,233,300
35,000	Adtran, Inc.	945,350
120,000	AES Corp.	1,741,200
20,000	AGCO Corp.	1,183,800
365,500	Ambev SA, ADR	2,686,425
26,000	Analog Devices, Inc.	1,324,180
128,000	AT&T, Inc.	4,500,480
19,000	Autodesk, Inc.	956,270
15,000	Avnet, Inc.	661,650
305,000	Banco Bradesco SA, ADR	3,821,650
274,000	Banco Santander, S.A., ADR	2,485,180
152,000	Barclays PLC, ADR	2,755,760
71,000	Baxter International, Inc.	4,938,050
28,000	Boston Properties, Inc.	2,810,360
36,000	CA, Inc.	1,211,400

Shares		Value
54,500	Caterpillar, Inc.	4,949,145
133,000	Cemex S.A. de C.V., ADR	1,573,390
10,000	Check Point Software Technologies Ltd.	645,200
62,000	Cisco Systems, Inc.	1,391,900
100,500	Community Health Systems, Inc.	3,946,635
34,500	ConAgra Foods, Inc.	1,162,650
20,000	Credicorp Ltd.	2,654,600
48,000	Credit Suisse Group AG, ADR	1,489,920
14,000	Deere & Co.	1,278,620
29,000	Dollar Tree, Inc.	1,636,180
77,000	Eli Lilly & Co.	3,927,000
26,000	EMC Corp.	653,900
173,000	Exelon Corp.	4,738,470
15,000	F5 Networks, Inc.	1,362,900
16,500	Family Dollar Stores, Inc.	1,072,005
138,000	Flextronics International Ltd.	1,072,260
100,000	Ford Motor Co.	1,543,000
42,000	Fresh Market, Inc.	1,701,000
80,000	General Growth Properties, Inc.	1,605,600
83,000	General Mills, Inc.	4,142,530
35,000	HCA, Inc.	1,669,850
42,000	Hewlett-Packard Co.	1,175,160
5,000	IBM Corp.	937,850
44,000	Intrexon Corp.	1,047,200
13,000	Intuitive Surgical, Inc.	4,993,040
418,000	iShares MSCI Emerging Markets ETF	17,459,860
44,000	iShares Russell 2000 ETF	5,073,640
258,000	Itau Unibanco Holding SA, ADR	3,501,060
42,500	Joy Global, Inc.	2,485,825
80,000	Juniper Networks, Inc.	1,805,600
136,500	Kinder Morgan, Inc.	4,914,000
44,500	L Brands, Inc.	2,752,325
70,500	Lululemon Athletica Inc.	4,161,615
100,000	Market Vectors Semiconductor ETF	4,243,000
62,000	Materials Select Sector SPDR Trust	2,865,640
39,500	McDonald's Corp.	3,832,685
42,000	Mercadolibre, Inc.	4,527,180
37,000	Microsoft Corp.	1,384,910
38,000	NetApp, Inc.	1,563,320
18,000	Nordstrom, Inc.	1,112,400
28,000	Oracle Corp.	1,071,280
42,500	PACCAR, Inc.	2,514,725
18,500	Pandora Media, Inc.	492,100
40,000	ProLogis Inc.	1,478,000
15,000	Qualcomm, Inc.	1,113,750
22,000	Rackspace Hosting, Inc.	860,860
14,500	Regeneron Pharmaceuticals, Inc.	3,990,980
11,000	SAP AG, ADR	958,540
7,500	Simon Property Group, Inc.	1,141,200
24,000	Skyworks Solutions, Inc.	685,440
26,000	Smucker (J.M.) Co.	2,694,120
305,000	SPDR S&P 500 ETF Trust	56,324,350
20,000	SPDR S&P MidCap 400 ETF Trust	4,884,000

Shares		Value
43,000	Sprouts Farmers Market, Inc.	1,652,490
80,000	Taiwan Semiconductor Manufacturing Co., ADR	1,395,200
79,500	Target Corp.	5,029,965
45,500	Taubman Centers, Inc.	2,908,360
27,000	Tenet Healthcare Corp.	1,137,240
26,000	Texas Instruments, Inc.	1,141,660
71,500	UBS AG	1,376,375
18,000	Ulta Salon Cosmetics & Fragrance, Inc.	1,737,360
60,000	UnitedHealth Group, Inc.	4,518,000
76,000	Urban Outfitters, Inc.	2,819,600
31,000	Vornado Realty Trust L.P.	2,752,490
48,500	Wal-Mart Stores, Inc.	3,816,465
50,000	Wellpoint, Inc.	4,619,500
66,000	Whole Foods Market, Inc.	3,816,780
75,000	Xerox Corp.	912,750
7,500	Yelp, Inc.	517,125
7,000	Zillow, Inc.	572,110
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $249,596,229)	266,240,935
At December 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 Index Short Futures	295	$135,781,125	March 2014	$(4,909,021)
The average notional value of short futures contracts held by the Fund throughout the period was $171,992,031. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $694 and $367, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put options contracts held by the Fund throughout the period was $2,499,731. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holding.
5	7-day net yield.
6	At December 31, 2013, the cost of investments for federal tax purposes was $510,466,076. The net unrealized depreciation of investments for federal tax purposes excluding: (a) any unrealized depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) short sales; and (c) futures contracts was was $21,081,375. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,419,580 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,500,955.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$520,478	$—	—	$520,478
International	16,575,285[1]	—	—	16,575,285
Warrants	—	526	—	526
Debt Securities:
U.S. Treasury	—	451,513,705	—	451,513,705
Purchased Put Options	1,317,525	—	—	1,317,525
Investment Company	19,457,182	—	—	19,457,182
TOTAL SECURITIES	$37,870,470	$451,514,231	$—	$489,384,701
OTHER FINANCIAL INSTRUMENTS[2]	$(271,149,956)	$—	$—	$(271,149,956)
1	Includes $919,272 of common stock securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include securities sold short and futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
6

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 19, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 19, 2014